Restructuring and Other Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Cumulative Charges Incurred Related to Shutdown

The following table details the charges incurred related to the shutdown as included in Restructuring and other charges on our consolidated statements of operations for the year ended December 31, 2011:

(Dollars in thousands)	Total Restructuring Charges	Recognized and/or paid as of December 31, 2011	Remaining Costs to be Paid
Severance and benefit costs	$15,004	$4,331	$10,673
Accelerated depreciation of property, plant and equipment	7,068	7,068	—
Write-off of related spare parts and inventory	2,278	2,278	—
Other miscellaneous costs	114	24	90

Total restructuring costs	$24,464	$13,701	$10,763

Changes in Shutdown Liability

The following table details the changes in our restructuring reserve liabilities associated with both the mill closure and the paper machine shutdowns during the nine months ended September 30, 2012, which are included in Accrued liabilities on our accompanying condensed consolidated balance sheets:

(Dollars in thousands)	Nine Months Ended September 30, 2012
Balance of reserve at December 31, 2011	$10,763
Severance and benefit costs	15,107
Severance and benefit payments	(20,082)
Other miscellaneous costs and payments	2,052

Balance of reserve at September 30, 2012	$7,840

The following details the changes in our associated shutdown liability during the year ended December 31, 2011 which is included in Accrued liabilities on our consolidated balance sheets:

(Dollars in thousands)	Year Ended December 31, 2011
Severance and benefit costs	$11,679
Purchase obligations	90
Severance and benefit payments	(1,006)

Balance of reserve at December 31, 2011	$10,763

Cumulative Charges Incurred Related to Shutdown

The following table details the charges incurred related primarily to the mill closure as included in Restructuring and other charges on our accompanying condensed consolidated statements of operations for the three-month and nine-month periods ended September 30, 2012:

	Three Months Ended	Nine Months Ended
(Dollars in thousands)	September 30, 2012
Property and equipment impairment	$66,760	$66,760
Severance and benefit costs	16,209	16,274
Write-off of spare parts and inventory	5,558	5,330
Trademark impairment	3,358	3,358
Write-off of purchase obligations and commitments	2,439	2,439
Other miscellaneous costs	2,694	2,836

Total restructuring costs	$97,018	$96,997